Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO (Jones)(1) ($)	Compensation Actually Paid to First PEO (Jones)(1)(3) ($)	Summary Compensation Table Total for Second PEO (Maletira)(1) ($)	Compensation Actually Paid to Second PEO (Maletira)(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Invested Based on:		Net Income (in millions)	Company Selected Measure: Non-GAAP Operating Profit(6) (in millions)
							Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(5) ($)
2024	$—	$—	$8,419,184	$7,641,531	$3,236,872	$2,715,593	$13.48	$239.51	$(858.2)	$105.6
2023	$—	$—	$13,403,460	$3,939,501	$6,893,010	$4,559,365	$12.20	$175.32	$(837.8)	$157.2
2022	$17,025,668	$(22,885,308)	$25,304,582	$2,445,699	$5,397,267	$(320,247)	$18.00	$111.07	$(804.8)	$363.8
2021	$35,270,070	$22,164,881	$—	$—	$7,832,042	$3,683,898	$82.18	$154.69	$(218.3)	$484.1
2020	$6,864,209	$2,327,785	$—	$—	$7,863,448	$5,365,619	$116.29	$114.98	$(245.8)	$472.9

Company Selected Measure Name		Non-GAAP Operating Profit
Named Executive Officers, Footnote	Kevin Jones served as our first PEO for 2020, 2021 and 2022. Amar Maletira served as our second PEO during 2022, 2023 and 2024.
(2)     For 2024, our non-PEO NEOs included Bobby Molu, Mark Marino, DK Sinha, Brian Lillie, and Srini Koushik. For 2023, our non-PEO NEOs included Bobby Molu, Brian Lillie, DK Sinha and Srini Koushik. For 2022, our non-PEO NEOs included DK Sinha, Srini Koushik, Holly Windham, and Subroto Mukerji. For 2021, our non-PEO NEOs included Amar Maletira, Subroto Mukerji, Holly Windham, and Martin Blackburn. For 2020, our non-PEO NEOs included Amar Maletira, Dustin Semach, Holly Windham, Martin Blackburn, Steve Mills, and Matt Stoyka.

Peer Group Issuers, Footnote		Peer Group Total Shareholder Return represents the cumulative return on a $100 investment in the S&P 500 Information Technology Index on August 5, 2020, the first day of trading of our Common Stock, through the end of the applicable fiscal year, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 8,419,184
PEO Actually Paid Compensation Amount	7,641,531
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) has been calculated based on the methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid(a)	Fiscal 2024 (For PEO)	Fiscal 2024 (Average for Non-PEO NEOs)
Summary Compensation Table Total	$8,419,184	$3,236,872
Deduct Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table	$(6,148,275)	$(2,226,496)
Add Year End Fair Value of Equity Awards Granted in the Year	$6,987,979	$2,706,945
Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(267,166)	$(22,409)
Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$748,481	$165,454
Add Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(120,053)	$(6,264)
Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(1,978,618)	$(1,138,510)
Compensation Actually Paid	$7,641,531	$2,715,593

Non-PEO NEO Average Total Compensation Amount	3,236,872	$ 6,893,010	$ 5,397,267	$ 7,832,042	$ 7,863,448
Non-PEO NEO Average Compensation Actually Paid Amount	2,715,593	$ 4,559,365	(320,247)	3,683,898	5,365,619
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (“CAP”) has been calculated based on the methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid(a)	Fiscal 2024 (For PEO)	Fiscal 2024 (Average for Non-PEO NEOs)
Summary Compensation Table Total	$8,419,184	$3,236,872
Deduct Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table	$(6,148,275)	$(2,226,496)
Add Year End Fair Value of Equity Awards Granted in the Year	$6,987,979	$2,706,945
Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(267,166)	$(22,409)
Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$748,481	$165,454
Add Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(120,053)	$(6,264)
Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(1,978,618)	$(1,138,510)
Compensation Actually Paid	$7,641,531	$2,715,593

Compensation Actually Paid vs. Total Shareholder Return
The following charts provide graphical comparison of the relationship between executive compensation actually paid to performance measures.

The following chart illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Total Stockholder Return and Peer Group Total Stockholder Return.

Compensation Actually Paid vs. Net Income		The following chart illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and our Net Income.
Compensation Actually Paid vs. Company Selected Measure		The following chart illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Non-GAAP Operating Profit.
Total Shareholder Return Vs Peer Group
The following charts provide graphical comparison of the relationship between executive compensation actually paid to performance measures.

The following chart illustrates the value of compensation actually paid to our PEOs and Non-PEO NEOs and Total Stockholder Return and Peer Group Total Stockholder Return.

Tabular List, Table		Non-GAAP Operating Profit •Net Income •Total Shareholder Return
Total Shareholder Return Amount	13.48	$ 12.20	18.00	82.18	116.29
Peer Group Total Shareholder Return Amount	239.51	175.32	111.07	154.69	114.98
Net Income (Loss)	$ (858,200,000)	$ (837,800,000)	$ (804,800,000)	$ (218,300,000)	$ (245,800,000)
Company Selected Measure Amount	105,600,000	157,200,000	363,800,000	484,100,000	472,900,000
PEO Name	Amar	Amar	Kevin Jones	Kevin Jones	Kevin Jones
Additional 402(v) Disclosure	For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement.

Performance Share Units	Fiscal 2024
TSR Realized Performance (Percentile)	11 – 78th
Volatility	74.35% - 92.95%
Risk-Free Interest Rate	4.08% - 4.16%
		Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on August 5, 2020, the first day of trading of our Common Stock, through the end of the applicable fiscal year, assuming the reinvestment of dividends.
Measure:: 1
Pay vs Performance Disclosure
Name		Non-GAAP Operating Profit
Non-GAAP Measure Description		Non-GAAP Operating Profit is defined as net income (loss), plus interest expense and income taxes, further adjusted to exclude the impact of non-cash charges for share-based compensation and cash charges for transaction-related costs and adjustments, restructuring and transformation charges, certain other non-operating, and non-recurring or non-core gains and losses.
Measure:: 2
Pay vs Performance Disclosure
Name		Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return
Amar Maletira [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,403,460	$ 25,304,582
PEO Actually Paid Compensation Amount		3,939,501	2,445,699
Kevin Jones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			17,025,668	$ 35,270,070	$ 6,864,209
PEO Actually Paid Compensation Amount			$ (22,885,308)	$ 22,164,881	$ 2,327,785
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,148,275)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,987,979
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(267,166)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		748,481
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(120,053)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,978,618)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,226,496)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,706,945
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(22,409)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		165,454
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,264)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,138,510)